Property plant and equipment (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Biological assets capitalized		$ 1,413,000,000	$ 1,404,000,000
Expense recognized under discontinued operations		4,447,000,000	$ 4,447,000,000
Costs [Member]
Statement [Line Items]
Amortization charge	$ 577,000,000	692,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	279,000,000	328,000,000
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 15,000,000	$ 11,000,000